FAIR VALUE OF FINANCIAL INSTRUMENTS - Additional Information (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Cash flow hedge	$ 75	$ (209)	$ 230	$ (331)
Net investment hedge	(53)	(154)	(80)	(187)
Cash flow hedges | Fair value through profit or loss
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	(77)		(77)
Financial assets at fair value through other comprehensive income, category | Cash flow hedges
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial assets					$ 130
Financial assets at fair value through other comprehensive income, category | Hedges of net investment in foreign operations
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Derivative financial liabilities	$ (47)		(47)		$ 74
Settlements, fair value measurement, liabilities		$ (16)	$ (67)	$ (18)